Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Results of Operations [Abstract]
Revenues	$ 8,502.1	$ 6,959.0	$ 6,134.8
Costs and expenses:
Cost of sales (exclusive of depreciation and amortization shown separately below)	6,024.3	4,838.4	4,212.4
Selling and administrative expenses	1,161.2	1,001.5	862.3
Depreciation and amortization	254.7	206.6	201.6
Interest, net	90.4	84.0	78.0
Other costs (see Note 3)	33.5	177.4	47.2
Total costs and expenses	7,564.1	6,307.9	5,401.5
Income before income taxes	938.0	651.1	733.3
Income tax provision	(187.5)	(129.2)	(170.4)
Net income	$ 750.5	$ 521.9	$ 562.9
Earnings per common share:
Basic (in dollars per share)	$ 3.05	$ 2.13	$ 2.32
Diluted (in dollars per share)	$ 3.02	$ 2.09	$ 2.27